Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company | ¥	¥ 664,321	¥ 966,979
Non-current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company | ¥	101,280	49,712
Variable Interest Entity | Nonrecourse
Current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company | ¥	310,694	345,561
Non-current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company | ¥	¥ 49,000	¥ 32,169
Class A ordinary shares
Ordinary shares, authorized	680,000,000	680,000,000
Ordinary shares, issued	264,998,965	264,998,965
Ordinary shares, outstanding	264,998,965	264,998,965
Class B ordinary shares
Ordinary shares, authorized	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360